Trade Receivables and Other Current Assets - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Prepaid expenses and other current assets [line items]
Decrease in trade receivables	$ 9.3
Increase in prepaid expenses and other prepayments	$ 1.6